OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation, Stock Options, Activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Abstract]
Options Outstanding, Shares	6,205,190	5,990,190	2,990,977	1,298,927
Options Outstanding, Weighted-Average Exercise Price	$ 2.26	$ 2.25	$ 2.05	$ 2.04
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	6 years 146 days	6 years 237 days	6 years 7 days	6 years 310 days
Options Outstanding, Aggregate Intrinsic Value	$ 1,098,888	$ 3,267,692	$ 0	$ 0
Vested and expected to vest at December 31, 2014		5,990,190
Vested and expected to vest at December 31, 2014		$ 2.25
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsVestedAndExpectedToVestOutstandingWeightedAverageRemainingContractualTerm1		6 years 237 days
Vested and expected to vest at December 31, 2014		$ 3,267,692
Exercisable at December 31, 2014	4,130,240	3,799,559
Exercisable at December 31, 2014	$ 2.25	$ 2.24
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsExercisableWeightedAverageRemainingContractualTerm1	5 years 328 days	5 years 332 days
Exercisable at December 31, 2014	$ 797,753	$ 2,111,368
Options Granted, Shares	215,000	3,478,498	1,692,050
Options Granted, Weighted-Average Exercise Price	$ 2.47	$ 2.39	$ 2.09
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsGrantedInPeriodWeightedAverageRemainingContractualTerm	7 years	8 years 36 days	7 years
Options Exercised, Shares	0	0	0
Options Exercised, Weighted-Average Exercise Price	$ 0	$ 0	$ 0
Options Canceled, Shares	0	(479,285)	0
Options Canceled, Weighted-Average Exercise Price	$ 0	$ (2.00)	$ 0